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MetLife
1095 Avenue of the Americas
New York, NY 10036


May 1, 2013


EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     Post-Effective Amendment No. 5 to Form N-4 ("Registration Statement") Registration No. 333-152189/811-21262
     Statement of Additional Information for Universal Annuity
     ---------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Statement of Additional Information for Universal Annuity, dated April 29, 2013, which was filed electronically with the Registration Statement on April 3, 2013, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel